CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash
TOTAL ASSETS
CURRENT LIABILITIES
Due to related party	38,910	38,910
TOTAL LIABILITIES	$ 38,910	$ 38,910
STOCKHOLDERS' DEFICIT
Common stock, authorized 150,000,000, par value $0.001 issued and outstanding - 1,432,620 (2015 - 1,432,620)	$ 1,433	$ 1,433
Additional paid-in capital	$ 5,088,968	$ 5,088,968
Accumulated deficit	(5,129,311)	(5,129,311)
Total stockholders' deficit	(38,910)	(38,910)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT